SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash And Cash Equivalents
Cash at bank and on hand	$ 7,851,197	$ 11,731,325	$ 20,902,282
Total cash and cash equivalents	7,851,197	11,731,325	20,902,282	$ 14,214,160
Loss for the year after income tax	(11,750,923)	(7,130,998)	(7,077,619)
Tax credit	158,329	32,125
Loss for the year before income tax	(11,909,252)	(7,163,123)	(7,077,619)
Amortization and depreciation expenses	380,409	343,427	265,748
Depreciation of right-of-use of assets	296,174	235,241	212,474
Impairment of receivables	280,725	564,161
Impairment of goodwill	1,845,000
Share-based payments expense	125,500	437,508	714,577
Inventory written-off		30,214	54,523
Finance costs	29,515	15,215	16,338
Finance income	(220,161)	(36,256)	(62,394)
Net foreign exchange (gains) / losses	(152,963)	(244,762)	9,755
Adjust for non-cash items	(9,325,053)	(5,818,375)	(5,866,598)
Decrease / (Increase) in trade and other receivables	256,213	(1,889,124)	(284,971)
(Increase) / Decrease in other operating assets	(232,961)	16,493	(182,602)
Decrease / (Increase) in inventories	72,257	(351,437)	14,463
Decrease / (Increase) in other non-current assets		97,868
(Decrease) / Increase in trade and other payables	(432,361)	2,178,301	(14,991)
(Decrease) / Increase in provisions	(61,190)	106,818	38,770
Net cash flows used in operating activities	(9,723,095)	(5,659,456)	(6,295,928)
Total facilities - Credit cards	188,630	190,020	190,020
Facilities used as at reporting date - Credit cards	(16,029)		(9,511)
Facilities unused as at reporting date - Credit cards	$ 172,601	$ 190,020	$ 180,509